Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Jan. 14, 2021	Oct. 31, 2020
Additional paid-in capital	$ 97,683,000		$ 97,683,000		$ 37,190,000	$ 35,842,000
Accumulated deficit	(362,553,000)		(362,553,000)		(346,818,000)	(357,154,000)
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
890 5TH AVENUE PARTNERS, INC.
Additional paid-in capital					$ 24,281
Accumulated deficit	$ (13,283,539)		$ (13,283,539)		(11,306)
Cash FDIC insured amount	250,000		250,000
Cash equivalents	$ 0		$ 0		0
Anti-dilutive securities attributable to warrants (in shares)	9,842,500		9,842,500
Unrecognized tax benefits	$ 0		$ 0		$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0
890 5TH AVENUE PARTNERS, INC. | Adjustment
Additional paid-in capital								$ (8,270,788)	$ (3,969,381)
Accumulated deficit								$ (9,597,454)	$ (9,597,454)
890 5TH AVENUE PARTNERS, INC. | Adjustment | Reclassification Of Common Stock Subject To Possible Redemption As Temporary Equity
Minimum net intangible assets to be maintained on redemption of temporary equity	$ 5,000,001		$ 5,000,001
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Shares subject to forfeiture	28,750,000		28,750,000
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Shares subject to forfeiture											937,500
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | Over-allotment option
Shares subject to forfeiture										937,500